SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2012, 2011 and 2010 (in millions)

Description	Balance 12/31/2011	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)		Balance 12/31/2012
Reserves deducted from related assets:
Doubtful accounts receivable—continuing operations	$1.3	$4.6	$(1.2	)(1)	$4.7
Deferred tax asset valuation allowance	$21.2	$(1.2)	$1.0	(2)	$21.0
Environmental accruals	$69.4	$1.6	$(2.9	)(3)	$68.1

(1)	Principally bad debt write-offs and recoveries.
(2)	Valuation allowances inherited as part of Umeco acquisition.
(3)	Environmental remediation spending of $3.9, favorable exchange impact of $0.4, and acquired Umeco accruals of $0.7.

Description	Balance 12/31/2010	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)		Balance 12/31/2011
Reserves deducted from related assets:
Doubtful accounts receivable—continuing operations	$0.5	$0.8	$0.0		$1.3
Deferred tax asset valuation allowance	$21.6	$(0.4)	$0.0		$21.2
Environmental accruals	$64.7	$8.7	$(4.0	)(1)	$69.4

(1)	Environmental remediation spending of $3.9 and unfavorable exchange impact of $0.1.

Description	Balance 12/31/2009	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)		Balance 12/31/2010
Reserves deducted from related assets:
Doubtful accounts receivable—continuing operations	$1.2	$0.0	$(0.7	)(1)	$0.5
Deferred tax asset valuation allowance	$25.1	$(3.5)	$0.0		$21.6
Environmental accruals	$60.8	$8.2	$(4.3	)(2)	$64.7

(1)	Principally bad debt write-offs and recoveries.
(2)	Environmental remediation spending of $4.6 and favorable exchange impact of $0.3.